Other Non-financial Liabilities - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Quiero [member]
Disclosure of other non-financial liabilities [line items]
Deferred income	$ 918,375	$ 1,061,197	$ 834,413